Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Revenue	$ 6,875	$ 6,645	$ 7,101
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,833	1,778	1,816
PC-Based Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	2,730	1,204	1,272
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	2,270	3,538	3,998
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 42	$ 125	$ 15